INCOME TAXES - Deferred Income Tax Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax (Recovery) Expense	$ (1,918)	$ 440
Net deferred income tax (recovery) expense and liability	9,967	11,917	$ 11,433
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax (Recovery) Expense	(2,348)	484
Deferred income tax liability	12,814	14,666
Decommissioning and Restoration
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax (Recovery) Expense	259	46
Deferred income tax assets	(2,092)	(1,854)
Employee retirement benefit plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax (Recovery) Expense	32	15
Deferred income tax assets	(576)	(585)
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax (Recovery) Expense	16	(63)
Deferred income tax assets	(156)	(172)
Other deferred income tax (assets) liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax (Recovery) Expense	123	(42)
Deferred income tax assets	$ (23)	$ (138)